Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Money market funds	$ 7,833	$ 7,205
Total assets	7,833	7,205
Level 1 [Member]
Assets
Money market funds	7,833	7,205
Total assets	7,833	7,205
Level 2 [Member]
Assets
Money market funds
Total assets
Level 2 [Member]
Assets
Money market funds
Total assets